Revenue (Details) - Schedule of revenue	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 AUD ($)
Schedule of Revenue [Abstract]
Sale of goods	$ 2,327,058	$ 1,580,881	$ 3,578,603	$ 2,066,478